Liquidity Financial Condition and Management Plans (Details Narrative) - KRW (₩) ₩ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Liquidity Financial Condition And Management Plans
Cash	₩ 181,471	₩ 126,406	₩ 575,810	₩ 109,316	₩ 157,971